Consolidated Statements of Operations (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commissions Related Party	$ 687,619	$ 799,997	$ 630,433
Vessel Operating Expenses, Related Party	284,475	272,283	191,655
General and administrative expenses (including $1,460,000, $1,354,600 and $1,415,000, respectively, to related party)	3,171,053	3,271,195	3,459,943
Gain (Loss) on Disposition of Property Plant Equipment	2,793,749	(0)	(0)
Related Party [Member]
General and administrative expenses (including $1,460,000, $1,354,600 and $1,415,000, respectively, to related party)		1,455,000	1,415,000	$ 1,354,600
Gain (Loss) on Disposition of Property Plant Equipment	$ 135,200	$ 0	$ 0